United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: December 31st, 2010

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	January 3rd, 2010

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		55

Form 13F Information Table Value Total:		$108,093,480.00



                                     	Class	        		 Current         SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                          	Title	Symbol  		 X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE

Berkshire Hathaway Cl B              	COM	BRKB               	17373	216867	0	0	SOLE	0	216867	0	0
Ford Motor Company                   	COM	F                  	10258	610962	0	0	SOLE	0	610962	0	0
Marathon Oil Corporation             	COM	MRO                	5255	141924	0	0	SOLE	0	141924	0	0
Gannett Co.                          	COM	GCI                	4335	287275	0	0	SOLE	0	287275	0	0
Verizon Communications               	COM	VZ                 	4194	117207	0	0	SOLE	0	117207	0	0
Partnerre Ltd                        	COM	PRE                	4192	52167	0	0	SOLE	0	52167	0	0
Intl Business Machines Corp.         	COM	IBM                	4062	27675	0	0	SOLE	0	27675	0	0
Pfizer Incorporated                  	COM	PFE                	3745	213892	0	0	SOLE	0	213892	0	0
Chicos Fas Inc                       	COM	CHS                	3697	307350	0	0	SOLE	0	307350	0	0
Home Depot Inc                       	COM	HD                 	3280	93546	0	0	SOLE	0	93546	0	0
Southwest Airlines Co                	COM	LUV                	3170	244228	0	0	SOLE	0	244228	0	0
Microsoft Corp                       	COM	MSFT               	2948	105619	0	0	SOLE	0	105619	0	0
Sprint Nextel Corporation            	COM	S                  	2787	658862	0	0	SOLE	0	658862	0	0
General Electric Company             	COM	GE                 	2709	148109	0	0	SOLE	0	148109	0	0
Auto Data Processing                 	COM	ADP                	2213	47813	0	0	SOLE	0	47813	0	0
Unumprovident Corp                   	COM	UNM                	2053	84765	0	0	SOLE	0	84765	0	0
A T & T Inc. New                     	COM	T                  	1959	66676	0	0	SOLE	0	66676	0	0
Intel Corp                           	COM	INTC               	1935	91998	0	0	SOLE	0	91998	0	0
Bp P.L.C.                            	COM	BP                 	1910	43248	0	0	SOLE	0	43248	0	0
Sanofi Aventis Adr                   	COM	80105N105          	1777	55123	0	0	SOLE	0	55123	0	0
U S G Corporation New                	COM	USG                	1776	105550	0	0	SOLE	0	105550	0	0
J P Morgan Chase & Co.               	COM	JPM                	1742	41068	0	0	SOLE	0	41068	0	0
Whirlpool Corp                       	COM	WHR                	1690	19025	0	0	SOLE	0	19025	0	0
Merck & Co Inc New                   	COM	MRK                	1591	44151	0	0	SOLE	0	44151	0	0
Johnson & Johnson                    	COM	JNJ                	1451	23463	0	0	SOLE	0	23463	0	0
Lowes Companies Incorporated         	COM	LOW                	1406	56070	0	0	SOLE	0	56070	0	0
Hewlett-Packard Company              	COM	HPQ                	1400	33243	0	0	SOLE	0	33243	0	0
Quantum Cp Dlt & Storag              	COM	QTM                	1317	354134	0	0	SOLE	0	354134	0	0
Apache Corp                          	COM	APA                	1014	8508	0	0	SOLE	0	8508	0	0
Morgan Stanley                       	COM	MS                 	1013	37216	0	0	SOLE	0	37216	0	0
Exxon Mobil Corporation              	COM	XOM                	959	13109	0	0	SOLE	0	13109	0	0
Proshares Tr Ultra Finl              	COM	UYG                	893	13450	0	0	SOLE	0	13450	0	0
Dell, Inc.                           	COM	DELL               	890	65700	0	0	SOLE	0	65700	0	0
Cemex Sa Adr New                     	COM	CX                 	869	81182	0	0	SOLE	0	81182	0	0
Proshs Ultrashort Lehman             	COM	TBT                	696	18787	0	0	SOLE	0	18787	0	0
Johnson Controls Inc                 	COM	JCI                	671	17556	0	0	SOLE	0	17556	0	0
Unisys Corp                          	COM	UIS                	651	25140	0	0	SOLE	0	25140	0	0
Sears Holdings Corp                  	COM	SHLD               	558	7561	0	0	SOLE	0	7561	0	0
C I T Group Inc Del                  	COM	CIT                	519	11027	0	0	SOLE	0	11027	0	0
Omnicom Group Inc                    	COM	OMC                	454	9918	0	0	SOLE	0	9918	0	0
Vanguard Emerging Market             	COM	VWO                	421	8750	0	0	SOLE	0	8750	0	0
Potash Corp Sask Inc                 	COM	POT                	329	2125	0	0	SOLE	0	2125	0	0
Philip Morris Intl Inc               	COM	PM                 	320	5466	0	0	SOLE	0	5466	0	0
D T E Energy Company                 	COM	DTE                	281	6207	0	0	SOLE	0	6207	0	0
Apple Computer Inc                   	COM	AAPL               	248	770	0	0	SOLE	0	770	0	0
Stryker Corp                         	COM	SYK                	216	4015	0	0	SOLE	0	4015	0	0
Dow Chemical Company                 	COM	DOW                	203	5943	0	0	SOLE	0	5943	0	0
Wells Fargo & Co New                 	COM	WFC                	200	6456	0	0	SOLE	0	6456	0	0
Ev Tax Adv Glb Div Incm              	COM	ETG                	141	10000	0	0	SOLE	0	10000	0	0
ION Geophysical Corp.                	COM	IO                 	127	15000	0	0	SOLE	0	15000	0	0
Citigroup                            	COM	C                  	107	22580	0	0	SOLE	0	22580	0	0
Hyperdynamics Corp                   	COM	HDY                	50	10000	0	0	SOLE	0	10000	0	0
Nuveen Tax Adv Floating              	COM	JFP                	22	10000	0	0	SOLE	0	10000	0	0
Sirius Satellite Radixxx             	COM	SIRI               	17	10175	0	0	SOLE	0	10175	0	0
Winning Brands Corp                  	COM	WNBD               	0	25000	0	0	SOLE	0	25000	0	0